THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JULY 31, 2022 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS

A list of the open futures contracts held by the Fund at July 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount‡	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
3-Month SOFR	120	Mar-2023	$28,944,850	$29,023,500	$78,650
Australian 10-Year Bond	8	Sep-2022	670,262	698,519	21,693
CAD Currency	48	Sep-2022	3,728,885	3,745,920	17,035
Corn^	19	Dec-2022	551,712	589,000	37,288
Cotton No. 2^	57	Dec-2022	2,572,280	2,757,090	184,810
DAX Index	5	Sep-2022	1,657,776	1,721,125	53,438
Euro-BTP	32	Sep-2022	4,026,314	4,131,680	91,542
Euro-Bund	85	Sep-2022	13,064,984	13,694,797	569,966
Euro-OAT	98	Sep-2022	14,184,371	14,670,503	873,735
FTSE 100 Index	4	Sep-2022	357,185	359,374	1,865
FTSE MIB Index	18	Sep-2022	1,966,649	2,058,236	92,674
Gold^	21	Dec-2022	3,653,620	3,741,780	88,160
Hang Seng Index	2	Sep-2022	262,870	255,978	(6,892)
IBEX	11	Aug-2022	903,124	917,422	13,811
Japanese 10-Year Bond	24	Sep-2022	26,001,804	27,088,415	208,532
Live Cattle^	24	Nov-2022	1,351,650	1,365,360	13,710
LME Copper^	23	Aug-2022	5,209,625	4,560,469	(649,156)
LME Copper^	14	Sep-2022	2,583,950	2,773,925	189,975
LME Lead^	69	Aug-2022	3,623,944	3,524,606	(99,338)
LME Lead^	17	Sep-2022	851,506	868,063	16,557
LME Nickel^	6	Aug-2022	880,457	849,204	(31,253)
LME Nickel^	5	Sep-2022	636,113	708,120	72,007
LME Primary Aluminum^	56	Aug-2022	3,642,432	3,501,736	(140,696)
LME Primary Aluminum^	9	Sep-2022	543,275	563,229	19,954
LME Zinc^	29	Aug-2022	2,479,470	2,456,489	(22,981)
LME Zinc^	14	Sep-2022	1,054,956	1,173,291	118,335
Long Gilt 10-Year Bond	6	Oct-2022	864,836	863,521	(1,315)
Natural Gas^	4	Sep-2022	334,420	329,160	(5,260)
NY Harbor ULSD^	5	Sep-2022	729,611	745,290	15,679
Platinum^	35	Oct-2022	1,586,655	1,557,150	(29,505)
S&P TSX 60 Index	11	Sep-2022	1,960,484	2,039,280	68,421
Soybean^	1	Nov-2022	68,662	73,425	4,763
Soybean Oil^	11	Dec-2022	398,550	433,356	34,806
SPI 200 Index	28	Sep-2022	3,202,819	3,355,156	106,775

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JULY 31, 2022 (Unaudited)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount‡	Value	Unrealized Appreciation/ (Depreciation)
Sugar No. 11^	50	Oct-2022	$1,065,490	$982,240	$(83,250)

			$135,615,591	$138,176,409	$1,924,535

Short Contracts
Amsterdam Index	(11)	Aug-2022	$(1,518,689)	$(1,631,421)	$(101,346)
AUD/USD Currency	(36)	Sep-2022	(2,439,830)	(2,520,000)	(80,170)
Brent Crude^	(7)	Sep-2022	(703,230)	(727,790)	(24,560)
British Pound	(40)	Sep-2022	(2,989,231)	(3,047,000)	(57,769)
Canadian 10-Year Bond	(147)	Sep-2022	(14,149,121)	(14,974,933)	(641,739)
Coffee C^	(4)	Sep-2022	(315,544)	(325,800)	(10,256)
Copper^	(9)	Oct-2022	(748,438)	(804,038)	(55,600)
Euro FX	(59)	Sep-2022	(7,671,382)	(7,562,694)	108,688
Euro STOXX 50	(23)	Sep-2022	(820,483)	(870,231)	(45,950)
Gasoline^	(4)	Sep-2022	(531,964)	(523,018)	8,946
Japanese Yen	(4)	Sep-2022	(375,175)	(376,325)	(1,150)
Lean Hogs^	(25)	Oct-2022	(943,380)	(972,250)	(28,870)
LME Copper^	(23)	Aug-2022	(4,814,107)	(4,560,469)	253,638
LME Copper^	(12)	Sep-2022	(2,244,250)	(2,377,650)	(133,400)
LME Lead^	(69)	Aug-2022	(3,453,060)	(3,524,606)	(71,546)
LME Lead^	(52)	Sep-2022	(2,552,175)	(2,655,250)	(103,075)
LME Nickel^	(6)	Aug-2022	(810,584)	(849,204)	(38,620)
LME Nickel^	(10)	Sep-2022	(1,258,254)	(1,416,240)	(157,986)
LME Primary Aluminum^	(56)	Aug-2022	(3,485,035)	(3,501,737)	(16,702)
LME Primary Aluminum^	(49)	Sep-2022	(2,944,512)	(3,066,469)	(121,957)
LME Zinc^	(29)	Aug-2022	(2,327,050)	(2,456,489)	(129,439)
LME Zinc^	(22)	Sep-2022	(1,664,050)	(1,843,743)	(179,693)
NASDAQ 100 Index E-MINI	(11)	Sep-2022	(2,636,100)	(2,853,730)	(217,630)
Nikkei 225 Index	(18)	Sep-2022	(3,586,780)	(3,745,782)	(51,946)
NYMEX Cocoa^	(2)	Sep-2022	(46,200)	(46,460)	(260)
S&P 500 Index E-MINI	(56)	Sep-2022	(10,896,425)	(11,573,800)	(677,375)
Silver^	(2)	Oct-2022	(193,000)	(201,970)	(8,970)
Soybean Meal^	(28)	Dec-2022	(1,104,440)	(1,171,800)	(67,360)
U.S. 10-Year Treasury Notes	(112)	Sep-2022	(13,207,109)	(13,567,750)	(360,641)
Wheat^	(1)	Sep-2022	(39,088)	(40,388)	(1,300)
WTI Crude Oil^	(10)	Aug-2022	(978,950)	(986,200)	(7,250)

			$(91,447,636)	$(94,775,237)	$(3,021,288)

			$44,167,955	$43,401,172	$(1,096,753)

‡ The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JULY 31, 2022 (Unaudited)

For the period ended July 31, 2022, the quarterly average notional value of long contracts held was $135,978,491 and the quarterly average notional value of short contracts held was $(103,341,046).

^	Security, or a portion thereof, is held by the RQSI GAA Systematic Global Macro Fund, Ltd., a wholly owned subsidiary of the Fund, as of July 31, 2022.

AUD — Australian Dollar

BTP — Buoni del Tesoro Poliennali

CAD — Canadian Dollar

DAX — Deutscher Aktien 30 Index

FTSE — Financial Times Stock Exchange

IBEX — International Business Exchange

LME — London Metal Exchange

MIB — Milano Indice di Borsa

NASDAQ — National Association of Securities Dealers and Automated Quotation

NYMEX — New York Mercantile Exchange

OAT — Obligations Assimilables du Trésor

S&P — Standard & Poors

SOFR — Secured Overnight Financing Rate

SPI — Share Price Index

STOXX — Eurozone Stock Index

TSX — Toronto Stock Exchange

ULSD — Ultra-Low Sulfur Diesel

USD — United States Dollar

WTI — West Texas Intermediate

As of July 31, 2022, all of the Fund’s financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RQS-QH-002-0900

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